Accumulated other comprehensive loss - Schedule of AOCI (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 12,433	$ 9,308	$ 9,914	$ 9,203	$ 9,203	$ 8,210	$ 11,005
Total other comprehensive income (loss), net of tax	(79)	64	164	(82)	(289)	55	(204)
Ending balance	12,898	9,837	12,898	9,837	9,914	9,203	8,210
Foreign Currency Translation Adjustment, Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(396)	(443)	(634)	(290)	(290)	(382)	(132)
Ending balance	(476)	(373)	(476)	(373)	(634)	(290)	(382)
Cash Flow Hedges, Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	(9)	(7)	(16)	(16)	3	8
Ending balance	0	(13)	0	(13)	(7)	(16)	3
Defined Benefit Pension and Other Postretirement Benefit Plans, Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	35	(11)	35	(11)	(11)	7	(44)
Ending balance	36	(13)	36	(13)	35	(11)	7
Total AOCI, Parent [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(361)	(463)	(606)	(317)	(317)	(372)	(168)
Total other comprehensive income (loss), net of tax	(79)	64	164	(82)	(289)	55	(204)
Ending balance	(440)	(399)	(440)	(399)	(606)	(317)	(372)
Foreign Currency Translation Adjustment, Including Noncontrolling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications	(80)	70	158	(83)	(344)	92	(250)
Amounts reclassified from Accumulated other comprehensive loss to Net income	0	0	0	0	0	0	0
Total other comprehensive income (loss), net of tax	(80)	70	158	(83)	(344)	92	(250)
Cash Flow Hedges, Including Noncontrolling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications	1	4	11	5	28	17	(6)
Amounts reclassified from Accumulated other comprehensive loss to Net income	(1)	(8)	(4)	(2)	(19)	(36)	1
Total other comprehensive income (loss), net of tax	0	(4)	7	3	9	(19)	(5)
Defined Benefit Pension and Other Postretirement Benefit Plans, Including Noncontrolling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications	1	(10)	1	(9)	2	(44)	51
Amounts reclassified from Accumulated other comprehensive loss to Net income	0	8	(2)	7	44	26	0
Total other comprehensive income (loss), net of tax	1	(2)	(1)	(2)	46	(18)	51
Total AOCI, Including Noncontrolling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications	(78)	64	170	(87)	(314)	65	(205)
Amounts reclassified from Accumulated other comprehensive loss to Net income	(1)	0	(6)	5	25	(10)	1
Total other comprehensive income (loss), net of tax	(79)	$ 64	$ 164	$ (82)	(289)	55	(204)
Foreign Currency Translation Adjustment, Noncontrolling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Total other comprehensive income (loss), net of tax	0				0	0	0
Cash Flow Hedges, Noncontrolling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Total other comprehensive income (loss), net of tax	0				0	0	0
Defined Benefit Pension and Other Postretirement Plans, Noncontrolling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Total other comprehensive income (loss), net of tax	0				0	0	0
Total AOCI, Noncontrolling Interest [Member]
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Total other comprehensive income (loss), net of tax	$ 0				$ 0	$ 0	$ 0